17. Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

On January 8, 2021, Focus Universal Inc. entered into a secured promissory note agreement with East West Bank in the amount of $1,500,000. The note has a variable interest rate of 0.25% above Wall Street Journal Prime Rate. The final payment will be due on January 22, 2026.

On March 2, 2021, Perfecular Inc. entered into an agreement to receive a U.S. Small Business Administration Loan (“SBA Loan”) from Wells Fargo related to the COVID-19 pandemic in the amount of $158,547, which we received on March 3, 2021. The SBA Loan has a fixed interest rate of 1 percent per annum and a maturity date two years from the date loan was issued.

On March 10, 2021, AVX Design & Integration, Inc. entered into an agreement to receive an SBA Loan from Chase Bank related to the COVID-19 pandemic in the amount of $108,750. The SBA Loan has a fixed interest rate of 0.98 percent per annum and a maturity date five years from the date loan was issued.

On March 15, 2021, Focus Universal Inc. entered into a secured promissory note agreement with Golden Sunrise Investment LLC in the amount of $1,500,000. The note has an interest rate of 10% per year and has a due date of March 14, 2022. The note is subordinate in priority to the East West Bank loan entered into on January 8, 2021.